CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued capital [Member] Preferred stock [Member]	Issued capital [Member] Common Stock [Member]	Treasury stock [Member]	Treasury Shares Under Employee Benefit Trust [Member]	Capital in excess of par value [Member]	Other Equity Reserves [Member]	Retained earnings [Member]	Other Comprehensive Income (Loss) [Member]	Total equity attributable to equity holders of PLDT [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2015	₱ 113,898	₱ 510	₱ 1,093	₱ (6,505)		₱ 130,517		₱ 6,195	₱ (18,202)	₱ 113,608	₱ 290
Total comprehensive income (loss):	17,708							20,249	(2,692)	17,557	151
Net income (Note 8)	20,162							20,006		20,006	156
Other comprehensive income (loss) (Note 6)	(2,454)							243	(2,692)	(2,449)	(5)
Cash dividends (Note 19)	(23,042)							(22,961)		(22,961)	(81)
Acquisition and dilution of noncontrolling interests	(27)					(29)				(29)	2
Ending balance at Dec. 31, 2016	108,537	510	1,093	(6,505)		130,488		3,483	(20,894)	108,175	362
Total comprehensive income (loss):	15,652							13,807	1,743	15,550	102
Net income (Note 8)	13,466							13,371		13,371	95
Other comprehensive income (loss) (Note 6)	2,186							436	1,743	2,179	7
Cash dividends (Note 19)	(16,545)							(16,479)		(16,479)	(66)
Perpetual notes (Note 19)	4,165										4,165
Distribution charges on perpetual notes (Note 19)	(177)							(177)		(177)
Equity reserves	827						₱ 827			827
Treasury shares under employee benefit trust	(940)				₱ (940)					(940)
Acquisition and dilution of noncontrolling interests	(336)					(114)				(114)	(222)
Ending balance at Dec. 31, 2017	111,183	510	1,093	(6,505)	(940)	130,374	827	634	(19,151)	106,842	4,341
Balances restated at Dec. 31, 2017	113,210	510	1,093	(6,505)	(940)	130,374	827	7,288	(23,778)	108,869	4,341
Total comprehensive income (loss):	17,566							18,916	(1,412)	17,504	62
Net income (Note 8)	18,973							18,916		18,916	57
Other comprehensive income (loss) (Note 6)	(1,407)								(1,412)	(1,412)	5
Cash dividends (Note 19)	(13,902)							(13,887)		(13,887)	(15)
Distribution charges on perpetual notes (Note 19)	(236)							(236)		(236)
Other equity reserves (Note 3)	(130)						(130)			(130)
Treasury shares under employee benefit trust	86				86					86
Acquisition and dilution of noncontrolling interests	72					152				152	(80)
Ending balance at Dec. 31, 2018	116,666	₱ 510	₱ 1,093	₱ (6,505)	₱ (854)	₱ 130,526	₱ 697	12,081	(25,190)	112,358	₱ 4,308
Effect of adoption of IFRS 9 (Note 2)	(526)							4,101	₱ (4,627)	(526)
Effect of adoption of IFRS 15 (Note 2)	₱ 2,553							₱ 2,553		₱ 2,553